DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO        TWO WORLD TRADE
CENTER, NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS JUNE 30, 1997

DEAR SHAREHOLDER:

Despite a short-lived correction in the first quarter of 1997, the past twelve months were marked by strong corporate earnings, a benign inflationary environment and steady economic expansion, a combination that continues to push the stock market higher.

In late 1996 and early 1997, large-capitalization stocks dominated smaller and mid-sized issues as investors grew increasingly concerned that the Federal Reserve Board was poised to raise interest rates. A mild correction slowed an exuberant stock market in March when the central bank did indeed tighten rates, the first such move since 1994. By April, however, it was apparent that inflation was subdued and any further Federal Reserve Board action would be less severe than previously anticipated.

While larger-stock returns continue to outperform, smaller and mid-sized stocks recently have shown signs of breaking out of their slump.

PERFORMANCE AND PORTFOLIO

For the fiscal year ended June 30, 1997, Dean Witter Value-Added Market Series-Equity Portfolio produced a total return of 24.71 percent, versus 34.72 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500). For the first six months of 1997, the Fund's total return was 15.61 percent, versus
20.62 percent for the S&P 500.

The accompanying chart illustrates the growth of a hypothetical $10,000 investment in the Fund from inception (December 1, 1987) through June 30, 1997, versus a similar investment in the issues that comprise the S&P 500 and the Lipper Analytical Services, Inc. Growth and Income Funds Index.

The Fund is index-oriented, investing in stocks that comprise the S&P 500, its benchmark index. Unlike the S&P 500, however, the Fund weights all stock positions equally, thereby emphasizing the stocks of small- and mid-sized companies, which historically outperform larger stocks.

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
LETTER TO THE SHAREHOLDERS JUNE 30, 1997, CONTINUED

While the Fund performed well over the
most recent six- and twelve-month
periods, the results were overshadowed
by the S&P 500's returns. During the
fiscal year ended June 30, 1997, the S&P
500 was driven by large-capitalization
multinationals and technology stocks.
These sectors are more heavily weighted
in the S&P 500 than in the Fund's
portfolio.

LOOKING AHEAD

The outlook for the remainder of 1997 is positive, with only a minor uptick in inflation expected. Longer term, we expect the historical trend of small-cap stock outperformance relative to the stocks of larger companies to resume.
This would benefit the Fund going
forward because, as mentioned earlier,
the portfolio's equal weighting
structure results in an emphasis on the
stocks of smaller and mid-sized
companies.

On June 30, 1997, the Fund's Board of
Trustees approved a proposal to adopt a
multiple class share structure. Through
this arrangement the Fund will offer
four classes of shares with various
sales charges, ongoing fees and other
features. This conversion occurred on
July 28, 1997. Existing shares

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
LETTER TO THE SHAREHOLDERS JUNE 30, 1997, CONTINUED

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              Growth of $10,000
               ($ in Thousands)

                                                     Fund   S&P 500(4)  Lipper(5)
Dec-87                                            $10,000      $10,000    $10,000
Jun-88                                            $12,556      $12,129    $11,486
Jun-89                                            $14,674      $14,614    $13,564
Jun-90                                            $15,580      $17,020    $14,802
Jun-91                                            $16,486      $18,276    $15,674
Jun-92                                            $18,437      $20,723    $17,776
Jun-93                                            $21,848      $23,544    $20,684
Jun-94                                            $22,342      $23,874    $21,495
Jun-95                                            $27,126      $30,091    $25,682
Jun-96                                            $32,353      $37,913    $31,301
Jun-97                                           40346(3)      $51,070    $40,379
Average Annual Total Returns
                                                               Life of
1 Year                                            5 Years         Fund
24.71(1)                                         16.96(1)     15.67(1)
19.71(2)                                         16.74(2)     15.67(2)
Past performance is not predictive of future
returns.
(1) Total return figures shown assume
reinvestment
of all distributions and do not reflect the
deduction
of any sales charges.
(2) Total return figures shown assume
reinvestment
of all distributions and the deduction of the
maximum
applicable contingent deferred sales charge
(CDSC)
(1 year-5%, 5 years-2%, life of fund-0%).
See the Fund's current prospectus for complete
details on fees and sales charges.
(3) Closing value assuming a complete
redemption
on June 30, 1997.
(4) The Standard & Poor's 500 Composite Stock
Price Index (S&P 500) is a broad-based index,
the
performance of which is based on the average
performance of 500 widely held common stocks.
The index does not include any expenses, fees
or charges. The Index is unmanaged and should
not be considered an investment.
(5) The Lipper Growth and Income Funds Index
is
an equally-weighted performance index of the
largest
qualifying funds (based on net assets) in the
Lipper Growth and Income Funds objective. The
Index,
which is adjusted for capital gains
distributions
and income dividends, is unmanaged and should
not
be considered an investment. There are
currently
30 funds represented in this index.

were designated Class B. A prospectus supplement, which includes complete details regarding this change, was mailed with your June 1997 statement.

We appreciate your support of Dean Witter Value-Added Market Series -- Equity Portfolio and look forward to continuing to serve your financial needs and objectives.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
RESULTS OF SPECIAL MEETING (UNAUDITED)

On May 21, 1997, a special meeting of the Fund's shareholders was held for the purpose of voting on four separate matters, the results of which were as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC. IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER
DISCOVER & CO.:

    For.....................................................................................  20,504,438
    Against.................................................................................     494,539
    Abstain.................................................................................   1,773,063

(2) ELECTION OF TRUSTEES:
    Michael Bozic
    For.....................................................................................  21,457,035
    Withheld................................................................................   1,315,005
    Charles A. Fiumefreddo
    For.....................................................................................  21,504,912
    Withheld................................................................................   1,267,128
    Edwin J. Garn
    For.....................................................................................  21,510,650
    Withheld................................................................................   1,261,390
    John R. Haire
    For.....................................................................................  21,478,513
    Withheld................................................................................   1,293,527
    Wayne E. Hedien
    For.....................................................................................  21,506,443
    Withheld................................................................................   1,265,597
    Dr. Manuel H. Johnson
    For.....................................................................................  21,524,649
    Withheld................................................................................   1,247,391
    Michael E. Nugent
    For.....................................................................................  21,532,167
    Withheld................................................................................   1,239,873

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
RESULTS OF SPECIAL MEETING (UNAUDITED) CONTINUED

    Philip J. Purcell
    For.....................................................................................  21,521,069
    Withheld................................................................................   1,250,971
    John L. Schroeder
    For.....................................................................................  21,513,108
    Withheld................................................................................   1,258,932

(3) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT
 COMPANIES:
    For.....................................................................................  18,657,304
    Against.................................................................................   1,910,935
    Abstain.................................................................................   2,203,801

(4) RATIFICATION OF PRICE WATERHOUSE LLP AS INDEPENDENT ACCOUNTANTS:
    For.....................................................................................  20,876,817
    Against.................................................................................     304,625
    Abstain.................................................................................   1,590,598

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS JUNE 30, 1997

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
             COMMON STOCKS (97.2%)
             AEROSPACE & DEFENSE (0.9%)
    47,000   Boeing Co.........................  $       2,493,937
    33,000   General Dynamics Corp.............          2,475,000
    27,000   Lockheed Martin Corp..............          2,796,187
    37,000   McDonnell Douglas Corp............          2,534,500
    32,000   Northrop Grumman Corp.............          2,810,000
                                                 -----------------
                                                        13,109,624
                                                 -----------------
             AGRICULTURE RELATED (0.4%)
   127,000   Archer-Daniels-Midland Co.........          2,984,500
    35,000   Pioneer Hi-Bred International,
               Inc.............................          2,800,000
                                                 -----------------
                                                         5,784,500
                                                 -----------------
             AIR FREIGHT (0.2%)
    48,000   Federal Express Corp.*............          2,772,000
                                                 -----------------
             AIRLINES (0.8%)
    26,500   AMR Corp.*........................          2,451,250
    30,500   Delta Air Lines, Inc..............          2,501,000
   100,000   Southwest Airlines Co.............          2,587,500
    81,500   US Airways Group Inc.*............          2,852,500
                                                 -----------------
                                                        10,392,250
                                                 -----------------
             ALUMINUM (0.6%)
    73,000   Alcan Aluminum Ltd. (Canada)......          2,532,187
    34,500   Aluminum Co. of America...........          2,600,437
    36,500   Reynolds Metals Co................          2,600,625
                                                 -----------------
                                                         7,733,249
                                                 -----------------
             AUTO PARTS & EQUIPMENT (1.5%)
   117,000   Cooper Tire & Rubber Co...........          2,574,000
    73,000   Dana Corp.........................          2,774,000
    74,000   Echlin, Inc.......................          2,664,000
    72,000   Genuine Parts Co..................          2,439,000
    44,000   Goodyear Tire & Rubber Co.........          2,785,750
    94,000   ITT Industries, Inc...............          2,420,500
    65,000   Snap-On, Inc......................          2,559,375
    44,000   TRW, Inc..........................          2,499,750
                                                 -----------------
                                                        20,716,375
                                                 -----------------
             AUTOMOBILES (0.6%)
    77,000   Chrysler Corp.....................          2,526,562
    75,000   Ford Motor Co.....................          2,831,250
    45,000   General Motors Corp...............          2,505,937
                                                 -----------------
                                                         7,863,749
                                                 -----------------
             BANKS - MONEY CENTER (1.1%)
    43,000   BankAmerica Corp..................          2,776,187
    30,000   Bankers Trust New York Corp.......          2,610,000
    25,500   Chase Manhattan Corp..............          2,475,094
    22,000   Citicorp..........................          2,652,375
    41,500   First Chicago NBD Corp............          2,510,750

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
    23,500   Morgan (J.P.) & Co., Inc..........  $       2,452,812
                                                 -----------------
                                                        15,477,218
                                                 -----------------
             BANKS - REGIONAL (4.0%)
    51,500   Banc One Corp.....................          2,494,531
    63,000   Bank of New York Co., Inc.........          2,740,500
    34,500   BankBoston Corp...................          2,486,156
    52,000   Barnett Banks, Inc................          2,730,000
    41,500   Comerica, Inc.....................          2,822,000
    45,500   CoreStates Financial Corp.........          2,445,625
    31,000   Fifth Third Bancorp...............          2,542,000
    31,000   First Bank System, Inc............          2,646,625
    28,000   First Union Corp..................          2,590,000
    41,000   Fleet Financial Group, Inc........          2,593,250
    44,500   KeyCorp...........................          2,486,437
    64,000   Mellon Bank Corp..................          2,888,000
    50,000   National City Corp................          2,625,000
    42,000   NationsBank Corp..................          2,709,000
    51,000   Norwest Corp......................          2,868,750
    59,000   PNC Bank Corp.....................          2,455,875
    26,000   Republic New York Corp............          2,795,000
    45,500   SunTrust Banks, Inc...............          2,505,344
    45,000   U.S. Bancorp......................          2,885,625
    42,000   Wachovia Corp.....................          2,449,125
     9,000   Wells Fargo & Co..................          2,425,500
                                                 -----------------
                                                        55,184,343
                                                 -----------------
             BEVERAGES - ALCOHOLIC (0.8%)
    60,000   Anheuser-Busch Companies, Inc.....          2,516,250
    51,400   Brown-Forman Corp. (Class B)......          2,508,962
   110,000   Coors (Adolph) Co.................          2,901,250
    64,000   Seagram Co. Ltd. (Canada).........          2,576,000
                                                 -----------------
                                                        10,502,462
                                                 -----------------
             BEVERAGES - SOFT DRINKS (0.6%)
    39,000   Coca Cola Co......................          2,632,500
    74,500   PepsiCo, Inc......................          2,798,406
   105,500   Whitman Corp......................          2,670,469
                                                 -----------------
                                                         8,101,375
                                                 -----------------
             BIOTECHNOLOGY (0.2%)
    45,000   Amgen Inc.*.......................          2,612,812
                                                 -----------------
             BROADCAST MEDIA (0.6%)
   127,000   Comcast Corp. (Class A Special)...          2,706,687
   180,000   Tele-Communications, Inc. (Class
               A)*.............................          2,666,250
   129,000   U.S. West Media Group, Inc.*......          2,612,250
                                                 -----------------
                                                         7,985,187
                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
             BUILDING MATERIALS (0.6%)
    33,500   Armstrong World Industries,
               Inc.............................  $       2,458,062
    61,000   Masco Corp........................          2,546,750
    62,000   Owens-Corning.....................          2,673,750
                                                 -----------------
                                                         7,678,562
                                                 -----------------
             BUSINESS SERVICES (0.2%)
    75,000   Cognizant Corp....................          3,037,500
                                                 -----------------
             CHEMICALS (1.5%)
    32,000   Air Products & Chemicals, Inc.....          2,600,000
    28,500   Dow Chemical Co...................          2,483,062
    44,000   Du Pont (E.I.) De Nemours & Co.,
               Inc.............................          2,766,500
    43,000   Eastman Chemical Co...............          2,730,500
    59,000   Monsanto Co.......................          2,540,687
    48,500   Praxair, Inc......................          2,716,000
    29,000   Rohm & Haas Co....................          2,611,812
    52,500   Union Carbide Corp................          2,470,781
                                                 -----------------
                                                        20,919,342
                                                 -----------------
             CHEMICALS - DIVERSIFIED (0.8%)
   120,000   Engelhard Corp....................          2,512,500
    34,500   FMC Corp.*........................          2,740,594
    59,500   Goodrich (B.F.) Co................          2,577,094
    44,500   PPG Industries, Inc...............          2,586,562
                                                 -----------------
                                                        10,416,750
                                                 -----------------
             CHEMICALS - SPECIALTY (1.5%)
    62,000   Ecolab, Inc.......................          2,960,500
    46,000   Grace (W. R.) & Co................          2,535,750
    52,000   Great Lakes Chemical Corp.........          2,723,500
    55,000   Hercules, Inc.....................          2,633,125
    49,000   International Flavors & Fragrances
               Inc.............................          2,474,500
    82,000   Morton International, Inc.........          2,475,375
    65,000   Nalco Chemical Co.................          2,510,625
    78,500   Sigma-Aldrich Corp................          2,742,594
                                                 -----------------
                                                        21,055,969
                                                 -----------------
             COMMUNICATIONS EQUIPMENT (1.8%)
    96,000   Andrew Corp.*.....................          2,688,000
   119,000   DSC Communications Corp.*.........          2,647,750
   101,500   General Instrument Corp.*.........          2,537,500
    32,000   Harris Corp.......................          2,688,000
    40,000   Lucent Technologies, Inc..........          2,882,500
    36,000   Motorola, Inc.....................          2,736,000
    33,000   Northern Telecom Ltd. (Canada)....          3,003,000

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
   127,000   Scientific-Atlanta, Inc...........  $       2,778,125
    50,000   Tellabs, Inc.*....................          2,787,500
                                                 -----------------
                                                        24,748,375
                                                 -----------------
             COMPUTER HARDWARE (2.3%)
   276,000   Amdahl Corp.*.....................          2,415,000
   168,000   Apple Computer, Inc.*.............          2,383,500
    28,500   COMPAQ Computer Corp.*............          2,828,625
   107,000   Data General Corp.*...............          2,782,000
    24,000   Dell Computer Corp.*..............          2,817,000
    75,000   Digital Equipment Corp.*..........          2,657,812
    46,000   Hewlett-Packard Co................          2,576,000
   229,900   Intergraph Corp.*.................          1,925,412
    29,000   International Business Machines
               Corp............................          2,615,437
   165,000   Silicon Graphics, Inc.*...........          2,475,000
    77,000   Sun Microsystems, Inc.*...........          2,863,437
   190,000   Tandem Computers Inc.*............          3,847,500
                                                 -----------------
                                                        32,186,723
                                                 -----------------
             COMPUTER - NETWORKING (0.8%)
    60,000   3Com Corp.*.......................          2,696,250
   107,000   Bay Networks, Inc.*...............          2,842,187
    86,000   Cabletron Systems, Inc.*..........          2,434,875
    43,000   Cisco Systems, Inc.*..............          2,886,375
                                                 -----------------
                                                        10,859,687
                                                 -----------------
             COMPUTER SOFTWARE & SERVICES (1.9%)
    72,000   Adobe Systems, Inc................          2,524,500
    75,000   Autodesk, Inc.....................          2,873,437
    52,000   Computer Associates International,
               Inc.............................          2,895,750
    36,000   Computer Sciences Corp.*..........          2,596,500
    22,000   Microsoft Corp....................          2,781,625
   360,000   Novell, Inc.*.....................          2,486,250
    56,000   Oracle Corp.*.....................          2,817,500
    58,000   Parametric Technology Corp.*......          2,465,000
    48,500   Shared Medical Systems Corp.......          2,606,875
   327,000   Unisys Corp.*.....................          2,493,375
                                                 -----------------
                                                        26,540,812
                                                 -----------------
             COMPUTERS - PERIPHERAL EQUIPMENT (0.3%)
    69,000   EMC Corp.*........................          2,691,000
    75,000   Seagate Technology, Inc.*.........          2,639,062
                                                 -----------------
                                                         5,330,062
                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
             CONSUMER - NONCYCLICAL (0.4%)
    78,500   American Greetings Corp. (Class
               A)..............................  $       2,904,500
   110,000   Jostens, Inc......................          2,942,500
                                                 -----------------
                                                         5,847,000
                                                 -----------------
             CONTAINERS - METAL & GLASS (0.4%)
    89,400   Ball Corp.........................          2,687,587
    46,000   Crown Cork & Seal Co., Inc........          2,458,125
                                                 -----------------
                                                         5,145,712
                                                 -----------------
             CONTAINERS & PACKAGING (0.7%)
    58,900   Bemis Company, Inc................          2,547,425
   190,000   Stone Container Corp..............          2,719,375
    45,000   Temple-Inland, Inc................          2,430,000
    49,000   Union Camp Corp...................          2,450,000
                                                 -----------------
                                                        10,146,800
                                                 -----------------
             DATA PROCESSING (0.8%)
    54,000   Automatic Data Processing, Inc....          2,538,000
    64,000   Ceridian Corp.*...................          2,704,000
    69,000   Equifax, Inc......................          2,565,937
    62,000   First Data Corp...................          2,724,125
                                                 -----------------
                                                        10,532,062
                                                 -----------------
             DISTRIBUTORS - CONSUMER PRODUCTS (0.7%)
    44,000   Cardinal Health, Inc..............          2,519,000
   137,000   Fleming Companies, Inc............          2,466,000
    74,500   Supervalu, Inc....................          2,570,250
    70,000   Sysco Corp........................          2,555,000
                                                 -----------------
                                                        10,110,250
                                                 -----------------
             ELECTRICAL EQUIPMENT (1.9%)
    63,000   AMP, Inc..........................          2,630,250
    46,500   Emerson Electric Co...............          2,560,406
    43,000   General Electric Co...............          2,811,125
    57,000   General Signal Corp...............          2,486,625
    33,000   Grainger (W.W.), Inc..............          2,580,187
    34,000   Honeywell, Inc....................          2,579,750
    34,000   Raychem Corp......................          2,528,750
    41,500   Rockwell International Corp.......          2,448,500
    51,000   Thomas & Betts Corp...............          2,680,687
   125,000   Westinghouse Electric Corp........          2,890,625
                                                 -----------------
                                                        26,196,905
                                                 -----------------
             ELECTRONICS - DEFENSE (0.2%)
    51,000   Raytheon Co.......................          2,601,000
                                                 -----------------
             ELECTRONICS - INSTRUMENTATION (0.6%)
   125,000   EG & G, Inc.......................          2,812,500
    36,000   Perkin-Elmer Corp.................          2,864,250

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
    48,000   Tektronix, Inc....................  $       2,880,000
                                                 -----------------
                                                         8,556,750
                                                 -----------------
             ELECTRONICS - SEMICONDUCTORS (1.1%)
    70,000   Advanced Micro Devices, Inc.*.....          2,520,000
    17,500   Intel Corp........................          2,477,344
    77,000   LSI Logic Corp.*..................          2,464,000
    66,000   Micron Technology, Inc.*..........          2,635,875
    91,500   National Semiconductor Corp.*.....          2,802,187
    30,000   Texas Instruments, Inc............          2,521,875
                                                 -----------------
                                                        15,421,281
                                                 -----------------
             ENGINEERING & CONSTRUCTION (0.6%)
    49,000   Fluor Corp........................          2,704,187
    62,000   Foster Wheeler Corp...............          2,511,000
   105,000   McDermott International, Inc......          3,064,687
                                                 -----------------
                                                         8,279,874
                                                 -----------------
             ENTERTAINMENT (1.1%)
    87,000   Brunswick Corp....................          2,718,750
   136,000   Harrah's Entertainment, Inc.*.....          2,482,000
    72,900   King World Productions, Inc.......          2,551,500
    57,000   Time Warner, Inc..................          2,750,250
    83,000   Viacom, Inc. (Class B)*...........          2,490,000
    32,999   Walt Disney Co....................          2,648,170
                                                 -----------------
                                                        15,640,670
                                                 -----------------
             FINANCE - CONSUMER (1.2%)
    38,500   Beneficial Corp...................          2,735,906
    80,000   Countrywide Credit Industries,
               Inc.............................          2,495,000
    73,000   Green Tree Financial Corp.........          2,600,625
    25,500   Household International, Inc......          2,994,656
    76,500   MBNA Corp.........................          2,801,812
    77,000   Providian Financial Corp..........          2,473,625
                                                 -----------------
                                                        16,101,624
                                                 -----------------
             FINANCE - DIVERSIFIED (1.4%)
    38,000   American Express Co...............          2,831,000
    58,665   American General Corp.............          2,801,254
    58,000   Fannie Mae........................          2,530,250
    82,000   Federal Home Loan Mortgage
               Corp............................          2,818,750
    24,500   MBIA Inc..........................          2,763,906
    58,000   MGIC Investment Corp..............          2,780,375

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
    65,950   Morgan Stanley, Dean Witter,
               Discover & Co. (Note 4).........  $       2,839,972
                                                 -----------------
                                                        19,365,507
                                                 -----------------
             FOODS (2.3%)
    54,000   Campbell Soup Co..................          2,700,000
    43,800   ConAgra, Inc......................          2,808,675
    28,000   CPC International Inc.............          2,584,750
    38,500   General Mills, Inc................          2,507,312
    58,000   Heinz (H.J.) Co...................          2,675,250
    51,000   Hershey Foods Corp................          2,820,937
    31,500   Kellogg Co........................          2,697,187
    61,000   Quaker Oats Company (The).........          2,737,375
    30,500   Ralston-Ralston Purina Group......          2,506,719
    61,000   Sara Lee Corp.....................          2,539,125
    13,500   Unilever N.V. (ADR)
               (Netherlands)...................          2,943,000
    36,500   Wrigley (Wm.) Jr. Co. (Class A)...          2,445,500
                                                 -----------------
                                                        31,965,830
                                                 -----------------
             GOLD & PRECIOUS METALS MINING (1.1%)
   115,000   Barrick Gold Corp. (Canada).......          2,530,000
   438,000   Battle Mountain Gold Co...........          2,491,125
   445,000   Echo Bay Mines Ltd. (Canada)......          2,558,750
   189,000   Homestake Mining Co...............          2,468,812
    72,220   Newmont Mining Corp...............          2,816,580
   151,000   Placer Dome Inc. (Canada).........          2,472,625
                                                 -----------------
                                                        15,337,892
                                                 -----------------
             HARDWARE & TOOLS (0.4%)
    73,000   Black & Decker Corp...............          2,714,687
    64,000   Stanley Works.....................          2,560,000
                                                 -----------------
                                                         5,274,687
                                                 -----------------
             HEALTHCARE - DIVERSIFIED (2.2%)
    42,500   Abbott Laboratories...............          2,836,875
    86,000   Allergan, Inc.....................          2,735,875
    89,000   Alza Corp.*.......................          2,581,000
    36,000   American Home Products Corp.......          2,754,000
   175,000   Beverly Enterprises, Inc.*........          2,843,750
    34,000   Bristol-Myers Squibb Co...........          2,754,000
   111,000   Heathsouth Corp.*.................          2,768,062
    41,000   Johnson & Johnson.................          2,639,375
    68,000   Mallinckrodt Group, Inc...........          2,584,000
    91,000   Manor Care, Inc...................          2,968,875

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
    23,500   Warner-Lambert Co.................  $       2,919,875
                                                 -----------------
                                                        30,385,687
                                                 -----------------
             HEALTHCARE - DRUGS (1.0%)
    26,000   Lilly (Eli) & Co..................          2,842,125
    28,000   Merck & Co., Inc..................          2,898,000
    24,000   Pfizer, Inc.......................          2,868,000
    74,000   Pharmacia & Upjohn, Inc...........          2,571,500
    59,000   Schering-Plough Corp..............          2,824,625
                                                 -----------------
                                                        14,004,250
                                                 -----------------
             HEALTHCARE HMOS (0.4%)
   117,000   Humana, Inc.*.....................          2,705,625
    49,000   United Healthcare Corp............          2,548,000
                                                 -----------------
                                                         5,253,625
                                                 -----------------
             HEAVY DUTY TRUCKS & PARTS (0.6%)
    40,000   Cummins Engine Co., Inc...........          2,822,500
   167,000   Navistar International Corp.*.....          2,880,750
    57,000   PACCAR, Inc.......................          2,643,375
                                                 -----------------
                                                         8,346,625
                                                 -----------------
             HOME BUILDING (0.8%)
    63,000   Centex Corp.......................          2,559,375
    92,000   Fleetwood Enterprises, Inc........          2,742,750
   161,800   Kaufman & Broad Home Corp.........          2,841,612
    79,000   Pulte Corp........................          2,730,437
                                                 -----------------
                                                        10,874,174
                                                 -----------------
             HOSPITAL MANAGEMENT (0.4%)
    68,000   Columbia/HCA Healthcare Corp......          2,673,250
    96,000   Tenet Healthcare Corp.*...........          2,838,000
                                                 -----------------
                                                         5,511,250
                                                 -----------------
             HOTELS/MOTELS (0.8%)
    44,000   HFS Incorporated*.................          2,552,000
    91,000   Hilton Hotels Corp................          2,417,187
    45,000   ITT Corp.*........................          2,747,812
    44,000   Marriot International, Inc........          2,700,500
                                                 -----------------
                                                        10,417,499
                                                 -----------------
             HOUSEHOLD FURNISHINGS & APPLIANCES (0.4%)
   110,000   Maytag Corp.......................          2,873,750
    49,000   Whirlpool Corp....................          2,673,562
                                                 -----------------
                                                         5,547,312
                                                 -----------------
             HOUSEHOLD PRODUCTS (0.8%)
    21,500   Clorox Co.........................          2,838,000
    43,000   Colgate-Palmolive Co..............          2,805,750
    50,000   Kimberly-Clark Corp...............          2,487,500

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
    19,000   Procter & Gamble Co...............  $       2,683,750
                                                 -----------------
                                                        10,815,000
                                                 -----------------
             HOUSEWARES (0.8%)
    70,500   Fortune Brands, Inc...............          2,630,531
    64,500   Newell Co.........................          2,555,812
    94,000   Rubbermaid, Inc...................          2,796,500
    68,000   Tupperware Corp...................          2,482,000
                                                 -----------------
                                                        10,464,843
                                                 -----------------
             INSURANCE BROKERS (0.4%)
    54,000   Aon Corp..........................          2,794,500
    39,000   Marsh & McLennan Companies,
               Inc.............................          2,783,625
                                                 -----------------
                                                         5,578,125
                                                 -----------------
             INVESTMENT BANKING/BROKERAGE (0.6%)
    46,000   Merrill Lynch & Co., Inc..........          2,742,750
    45,000   Salomon, Inc......................          2,503,125
    62,000   Schwab (Charles) Corp.............          2,522,625
                                                 -----------------
                                                         7,768,500
                                                 -----------------
             LIFE & HEALTH INSURANCE (1.2%)
    27,000   Aetna Inc.........................          2,764,125
    67,000   Conseco Inc.......................          2,479,000
    38,500   Jefferson-Pilot Corp..............          2,690,187
    40,000   Torchmark Corp....................          2,850,000
    27,800   Transamerica Corp.................          2,601,037
    64,000   UNUM Corp.........................          2,688,000
                                                 -----------------
                                                        16,072,349
                                                 -----------------
             MACHINERY - DIVERSIFIED (2.0%)
    44,000   Case Corp.........................          3,030,500
    27,000   Caterpillar, Inc..................          2,899,125
   113,000   Cincinnati Milacron, Inc..........          2,930,937
    53,000   Cooper Industries, Inc............          2,636,750
    51,000   Deere & Co........................          2,798,625
    44,500   Dover Corp........................          2,736,750
    61,000   Harnischfeger Industries, Inc.....          2,531,500
    47,000   Ingersoll-Rand Co.................          2,902,250
    42,800   NACCO Industries, Inc. (Class
               A)..............................          2,415,525
    86,000   Timken Co.........................          3,058,375
                                                 -----------------
                                                        27,940,337
                                                 -----------------
             MANUFACTURING (1.2%)
    65,000   Avery Dennison Corp...............          2,608,125
    50,000   Briggs & Stratton Corp............          2,500,000
   151,000   Giddings & Lewis, Inc.............          3,133,250
    56,000   Millipore Corp....................          2,464,000
   110,000   Pall Corp.........................          2,557,500

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
    49,000   Parker-Hannifin Corp..............  $       2,973,687
                                                 -----------------
                                                        16,236,562
                                                 -----------------
             MANUFACTURING - DIVERSIFIED (2.8%)
    60,000   Aeroquip-Vickers, Inc.............          2,835,000
    31,500   AlliedSignal, Inc.................          2,646,000
    51,000   Corning, Inc......................          2,836,875
    69,000   Crane Co..........................          2,885,062
    32,000   Eaton Corp........................          2,794,000
    52,000   Illinois Tool Works, Inc..........          2,596,750
    61,000   Johnson Controls, Inc.............          2,504,812
    26,000   Minnesota Mining & Manufacturing
               Co..............................          2,652,000
    55,000   National Service Industries,
               Inc.............................          2,677,813
    58,000   Tenneco, Inc......................          2,620,875
    43,600   Textron Inc.......................          2,893,950
    75,000   Thermo Electron Corp.*............          2,550,000
    41,000   Tyco International Ltd............          2,852,063
    32,000   United Technologies Corp..........          2,656,000
                                                 -----------------
                                                        38,001,200
                                                 -----------------
             MEDICAL PRODUCTS & SUPPLIES (2.0%)
    79,000   Bard (C.R.), Inc..................          2,868,688
    62,000   Bausch & Lomb, Inc................          2,921,750
    52,000   Baxter International, Inc.........          2,717,000
    49,500   Becton, Dickinson & Co............          2,505,938
   150,000   Biomet, Inc.......................          2,793,750
    41,500   Boston Scientific Corp.*..........          2,549,656
    35,000   Guidant Corp......................          2,975,000
    34,000   Medtronic, Inc....................          2,754,000
    68,000   St. Jude Medical, Inc.*...........          2,652,000
    70,000   United States Surgical Corp.......          2,607,500
                                                 -----------------
                                                        27,345,282
                                                 -----------------
             METALS & MINING (1.0%)
    87,000   ASARCO Inc........................          2,664,375
   104,000   Cyprus Amax Minerals Co...........          2,548,000
    87,000   Freeport-McMoran Copper & Gold,
               Inc. (Class B)..................          2,707,875
    86,000   Inco Ltd. (Canada)................          2,585,375
    32,000   Phelps Dodge Corp.................          2,726,000
                                                 -----------------
                                                        13,231,625
                                                 -----------------
             MULTI-LINE INSURANCE (1.2%)
    20,000   American International Group,
               Inc.............................          2,987,500
    15,800   CIGNA Corp........................          2,804,500
    34,000   Hartford Financial Services Group
               Inc.............................          2,813,500
    42,500   Lincoln National Corp.............          2,735,938
    26,000   Loews Corp........................          2,603,250

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
    44,000   Travelers Group, Inc..............  $       2,774,750
                                                 -----------------
                                                        16,719,438
                                                 -----------------
             OFFICE EQUIPMENT & SUPPLIES (0.4%)
   126,000   Moore Corp. Ltd. (Canada).........          2,480,625
    39,000   Pitney Bowes, Inc.................          2,710,500
                                                 -----------------
                                                         5,191,125
                                                 -----------------
             OIL & GAS DRILLING & EQUIPMENT (1.4%)
    66,000   Baker Hughes, Inc.................          2,553,375
    77,000   Dresser Industries, Inc...........          2,868,250
    36,000   Halliburton Co....................          2,853,000
    50,000   Helmerich & Payne, Inc............          2,881,250
   109,000   Rowan Companies, Inc.*............          3,072,438
    22,000   Schlumberger, Ltd.................          2,750,000
    38,000   Western Atlas, Inc.*..............          2,783,500
                                                 -----------------
                                                        19,761,813
                                                 -----------------
             OIL - EXPLORATION & PRODUCTION (0.6%)
    57,000   Burlington Resources, Inc.........          2,515,125
   125,000   Oryx Energy Co.*..................          2,640,625
   170,000   Santa Fe Energy Resources,
               Inc.*...........................          2,496,875
                                                 -----------------
                                                         7,652,625
                                                 -----------------
             OIL INTEGRATED - DOMESTIC (2.3%)
    48,000   Amerada Hess Corp.................          2,667,000
    57,000   Ashland, Inc......................          2,643,375
    36,000   Atlantic Richfield Co.............          2,538,000
    39,500   Kerr-McGee Corp...................          2,503,313
    47,200   Louisiana Land & Exploration
               Co..............................          2,696,300
   100,000   Occidental Petroleum Corp.........          2,506,250
    42,500   Pennzoil Co.......................          3,261,875
    58,000   Phillips Petroleum Co.............          2,537,500
    85,000   Sun Co., Inc......................          2,635,000
   100,000   Union Pacific Resources Group,
               Inc.............................          2,487,500
    64,000   Unocal Corp.......................          2,484,000
    90,000   USX-Marathon Group................          2,598,750
                                                 -----------------
                                                        31,558,863
                                                 -----------------
             OIL INTEGRATED - INTERNATIONAL (1.2%)
    28,500   Amoco Corp........................          2,477,719
    36,000   Chevron Corp......................          2,661,750
    44,000   Exxon Corp........................          2,706,000
    36,500   Mobil Corp........................          2,550,438
    54,000   Royal Dutch Petroleum Co. (ADR)
               (Netherlands)...................          2,936,250
    23,500   Texaco, Inc.......................          2,555,625
                                                 -----------------
                                                        15,887,782
                                                 -----------------

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
             PAPER & FOREST PRODUCTS (2.1%)
    71,000   Boise Cascade Corp................  $       2,507,188
    52,500   Champion International Corp.......          2,900,625
    32,500   Georgia-Pacific Corp..............          2,774,688
    53,000   International Paper Co............          2,573,813
    75,000   James River Corp. of Virginia.....          2,775,000
   123,000   Louisiana-Pacific Corp............          2,598,375
    40,000   Mead Corp.........................          2,490,000
    55,000   Potlatch Corp.....................          2,488,750
    85,000   Westvaco Corp.....................          2,672,188
    47,000   Weyerhaeuser Co...................          2,444,000
    37,000   Willamette Industries, Inc........          2,590,000
                                                 -----------------
                                                        28,814,627
                                                 -----------------
             PERSONAL PRODUCTS (0.6%)
    91,000   Alberto-Culver Co. (Class B)......          2,548,000
    40,000   Avon Products, Inc................          2,822,500
    30,500   Gillette Co.......................          2,889,875
                                                 -----------------
                                                         8,260,375
                                                 -----------------
             PHOTOGRAPHY/IMAGING (0.8%)
    32,000   Eastman Kodak Co..................          2,456,000
   101,000   Ikon Office Solutions, Inc........          2,518,688
    52,000   Polaroid Corp.....................          2,886,000
    37,000   Xerox Corp........................          2,918,375
                                                 -----------------
                                                        10,779,063
                                                 -----------------
             POLLUTION CONTROL (0.2%)
   182,000   Laidlaw, Inc. (Class B)
               (Canada)........................          2,513,875
                                                 -----------------
             PROPERTY - CASUALTY INSURANCE (1.2%)
    39,500   Allstate Corp.....................          2,883,500
    42,000   Chubb Corp........................          2,808,750
    13,500   General Re Corp...................          2,457,000
    56,000   Safeco Corp.......................          2,614,500
    35,000   St. Paul Companies, Inc...........          2,668,750
   114,500   USF&G Corp........................          2,748,000
                                                 -----------------
                                                        16,180,500
                                                 -----------------
             PUBLISHING (0.9%)
    63,000   Dow Jones & Co., Inc..............          2,531,813
    95,000   Dun & Bradstreet Corp.............          2,493,750
    45,000   McGraw-Hill, Inc..................          2,646,563
    90,000   Meredith Corp.....................          2,610,000
    44,500   Times Mirror Co. (Class A)........          2,458,625
                                                 -----------------
                                                        12,740,751
                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
             PUBLISHING - NEWSPAPER (0.8%)
    28,000   Gannett Co., Inc..................  $       2,765,000
    54,000   Knight-Ridder Newspapers, Inc.....          2,649,375
    56,000   New York Times Co. (Class A)......          2,772,000
    58,000   Tribune Co........................          2,787,625
                                                 -----------------
                                                        10,974,000
                                                 -----------------
             RAILROADS (0.8%)
    28,500   Burlington Northern Santa Fe
               Corp............................          2,561,438
    49,000   CSX Corp..........................          2,719,500
    26,500   Norfolk Southern Corp.............          2,669,875
    37,500   Union Pacific Corp................          2,643,750
                                                 -----------------
                                                        10,594,563
                                                 -----------------
             RESTAURANTS (0.6%)
   287,000   Darden Restaurants, Inc...........          2,600,938
    52,000   McDonald's Corp...................          2,512,250
   107,000   Wendy's International, Inc........          2,775,313
                                                 -----------------
                                                         7,888,501
                                                 -----------------
             RETAIL - DEPARTMENT STORES (1.4%)
    78,000   Dillard Department Stores, Inc.
               (Class A).......................          2,700,750
    73,000   Federated Department Stores,
               Inc.*...........................          2,536,750
    54,000   Harcourt General, Inc.............          2,571,750
    52,000   May Department Stores Co..........          2,457,000
    45,000   Mercantile Stores Co., Inc........          2,832,188
    61,000   Nordstrom, Inc....................          2,989,000
    48,500   Penney (J.C.) Co., Inc............          2,531,094
                                                 -----------------
                                                        18,618,532
                                                 -----------------
             RETAIL - DRUG STORES (0.8%)
    50,000   CVS Corp..........................          2,562,500
    99,000   Longs Drug Stores Corp............          2,592,563
    59,500   Rite Aid Corp.....................          2,967,563
    52,500   Walgreen Co.......................          2,815,313
                                                 -----------------
                                                        10,937,939
                                                 -----------------
             RETAIL - FOOD CHAINS (1.2%)
    74,000   Albertson's, Inc..................          2,701,000
    55,000   American Stores Co................          2,715,625
    76,000   Giant Food, Inc. (Class A)........          2,479,500
    94,000   Great Atlantic & Pacific Tea Co.,
               Inc.............................          2,555,625
    98,000   Kroger Co.*.......................          2,842,000
    67,600   Winn-Dixie Stores, Inc............          2,518,100
                                                 -----------------
                                                        15,811,850
                                                 -----------------

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
             RETAIL - GENERAL MERCHANDISE (1.0%)
    85,000   Costco Companies Inc.*............  $       2,794,375
    55,000   Dayton-Hudson Corp................          2,925,313
   202,000   Kmart Corp.*......................          2,474,500
    48,500   Sears, Roebuck & Co...............          2,606,875
    86,000   Wal-Mart Stores, Inc. (Class A)...          2,907,875
                                                 -----------------
                                                        13,708,938
                                                 -----------------
             RETAIL - SPECIALTY (1.7%)
   115,000   AutoZone, Inc.*...................          2,709,688
    69,000   Circuit City Stores, Inc..........          2,453,813
    41,000   Home Depot, Inc...................          2,826,438
    71,000   Lowe's Companies, Inc.............          2,635,875
    82,000   Pep Boys-Manny, Moe & Jack........          2,793,125
    80,000   Sherwin-Williams Co...............          2,470,000
    47,000   Tandy Corp........................          2,632,000
    82,000   Toys 'R' Us, Inc.*................          2,870,000
   111,000   Woolworth Corp.*..................          2,664,000
                                                 -----------------
                                                        24,054,939
                                                 -----------------
             RETAIL - SPECIALTY APPAREL (0.8%)
   490,000   Charming Shoppes, Inc.*...........          2,557,188
    75,000   Gap, Inc..........................          2,915,625
   132,000   Limited (The), Inc................          2,673,000
   108,000   TJX Companies, Inc................          2,848,500
                                                 -----------------
                                                        10,994,313
                                                 -----------------
             SAVINGS & LOAN COMPANIES (0.6%)
    62,000   Ahmanson (H.F.) & Co..............          2,666,000
    37,000   Golden West Financial Corp........          2,590,000
    52,000   Great Western Financial Corp......          2,795,000
                                                 -----------------
                                                         8,051,000
                                                 -----------------
             SEMICONDUCTOR EQUIPMENT (0.2%)
    40,000   Applied Materials, Inc.*..........          2,830,000
                                                 -----------------
             SHOES (0.6%)
    43,000   Nike, Inc. (Class B)..............          2,510,125
    60,500   Reebok International Ltd..........          2,828,375
   187,000   Stride Rite Corp..................          2,407,625
                                                 -----------------
                                                         7,746,125
                                                 -----------------
             SPECIALIZED SERVICES (1.0%)
    80,500   Block (H.&R.), Inc................          2,596,125
   109,000   CUC International, Inc.*..........          2,813,563
    45,000   Interpublic Group of Companies,
               Inc.............................          2,759,063
   160,000   Safety-Kleen Corp.................          2,700,000
    75,000   Service Corp. International.......          2,465,625
                                                 -----------------
                                                        13,334,376
                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
             SPECIALTY PRINTING (0.6%)
    78,000   Deluxe Corp.......................  $       2,661,750
    71,000   Donnelley (R.R.) & Sons Co........          2,600,375
   110,000   Harland (John H.) Co..............          2,509,375
                                                 -----------------
                                                         7,771,500
                                                 -----------------
             STEEL & IRON (1.3%)
    95,000   Allegheny Teledyne Inc............          2,565,000
   456,800   Armco, Inc.*......................          1,770,100
   266,000   Bethlehem Steel Corp.*............          2,776,375
   104,000   Inland Steel Industries, Inc......          2,717,000
    48,000   Nucor Corp........................          2,712,000
    82,000   USX-U.S. Steel Group..............          2,875,125
   135,000   Worthington Industries, Inc.......          2,472,188
                                                 -----------------
                                                        17,887,788
                                                 -----------------
             TELECOMMUNICATIONS (0.2%)
    92,000   Airtouch Communications, Inc.*....          2,518,500
                                                 -----------------
             TELECOMMUNICATIONS - LONG DISTANCE (0.8%)
    70,000   AT&T Corp.........................          2,454,375
    71,000   MCI Communications Corp...........          2,715,750
    56,000   Sprint Corp.......................          2,947,000
    90,000   WorldCom, Inc.*...................          2,874,375
                                                 -----------------
                                                        10,991,500
                                                 -----------------
             TELEPHONES (1.7%)
    75,000   Alltel Corp.......................          2,507,813
    39,500   Ameritech Corp....................          2,683,531
    36,500   Bell Atlantic Corp................          2,769,438
    57,000   BellSouth Corp....................          2,643,375
   126,400   Frontier Corporation..............          2,520,100
    57,500   GTE Corp..........................          2,522,813
    47,000   NYNEX Corp........................          2,708,375
    47,000   SBC Communications, Inc...........          2,908,125
    67,500   U.S. West Communications Group,
               Inc.............................          2,543,906
                                                 -----------------
                                                        23,807,476
                                                 -----------------
             TEXTILES (1.0%)
    82,000   Fruit of the Loom, Inc. (Class
               A)*.............................          2,542,000
    53,500   Liz Claiborne, Inc................          2,494,438
    85,000   Russell Corp......................          2,518,125
    53,000   Springs Industries, Inc. (Class
               A)..............................          2,795,750
    32,500   VF Corp...........................          2,766,563
                                                 -----------------
                                                        13,116,876
                                                 -----------------

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
             TOBACCO (0.4%)
    61,500   Philip Morris Companies, Inc......  $       2,729,063
    90,000   UST, Inc..........................          2,497,500
                                                 -----------------
                                                         5,226,563
                                                 -----------------
             TOYS (0.4%)
    90,000   Hasbro Inc........................          2,553,750
    84,000   Mattel, Inc.......................          2,845,500
                                                 -----------------
                                                         5,399,250
                                                 -----------------
             TRUCKERS (0.4%)
    77,000   Caliber System, Inc...............          2,868,250
    79,200   Ryder System, Inc.................          2,613,600
                                                 -----------------
                                                         5,481,850
                                                 -----------------
             UTILITIES - ELECTRIC (4.9%)
    60,000   American Electric Power Company,
               Inc.............................          2,520,000
    98,000   Baltimore Gas & Electric Co.......          2,615,375
    73,500   Carolina Power & Light Co.........          2,636,813
   123,000   Central & South West Corp.........          2,613,750
    73,000   CINergy Corp......................          2,541,313
    86,000   Consolidated Edison Co. of New
               York, Inc.......................          2,531,625
    71,000   Dominion Resources, Inc...........          2,600,375
    92,900   DTE Energy Co.....................          2,566,363
    61,000   Duke Power Co.....................          2,924,188
   110,000   Edison International..............          2,736,250
    96,000   Entergy Corp......................          2,628,000
    57,000   FPL Group, Inc....................          2,625,563
    70,000   GPU, Inc..........................          2,511,250
   117,000   Houston Industries, Inc...........          2,508,188
   300,000   Niagara Mohawk Power Corp.*.......          2,568,750
    49,000   Northern States Power Co..........          2,535,750
   115,500   Ohio Edison Co....................          2,519,344
   120,000   Pacificorp........................          2,640,000
   123,000   PECO Energy Co....................          2,583,000
   104,000   PG & E Corp.......................          2,522,000
   128,000   PP&L Resources, Inc...............          2,552,000
   104,500   Public Service Enterprise Group,
               Inc.............................          2,612,500
   120,000   Southern Co.......................          2,625,000
    75,000   Texas Utilities Co................          2,582,813
   113,000   Unicom Corp.......................          2,514,250
    67,000   Union Electric Co.................          2,525,063
                                                 -----------------
                                                        67,339,523
                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS JUNE 30, 1997, CONTINUED

 NUMBER OF
  SHARES                                               VALUE
------------------------------------------------------------------
             UTILITIES - NATURAL GAS (2.4%)
    47,000   Coastal Corp......................  $       2,499,813
    39,000   Columbia Gas System, Inc..........          2,544,750
    47,000   Consolidated Natural Gas Co.......          2,529,188
    72,000   Eastern Enterprises...............          2,497,500
    67,000   Enron Corp........................          2,734,438
   113,000   Enserch Corp......................          2,514,250
    71,000   NICOR Inc.........................          2,547,125
   163,000   NorAm Energy Corp.................          2,485,750
    87,000   ONEOK Inc.........................          2,800,313
    75,000   Pacific Enterprises...............          2,521,875
    67,500   Peoples Energy Corp...............          2,527,031
    48,000   Sonat, Inc........................          2,460,000
    62,500   Williams Companies, Inc...........          2,734,375
                                                 -----------------
                                                        33,396,408
                                                 -----------------
             WASTE MANAGEMENT (0.4%)
    83,500   Browning-Ferris Industries,
               Inc.............................          2,776,375
    77,500   Waste Management Inc..............          2,489,688
                                                 -----------------
                                                         5,266,063
                                                 -----------------

             TOTAL COMMON STOCKS
             (IDENTIFIED COST $844,911,233)....      1,331,136,225
                                                 -----------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
             SHORT-TERM INVESTMENTS (2.1%)
             U.S. GOVERNMENT AGENCY (a) (2.0%)
 $  27,000   Federal Home Loan Mortgage Corp.
               6.00% due 07/01/97 (Amortized
               Cost $27,000,000)...............         27,000,000
                                                 -----------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                             VALUE
------------------------------------------------------------------

             REPURCHASE AGREEMENT (0.1%)
 $   1,255   The Bank of New York 5.75% due
               07/01/97 (dated 06/30/97;
               proceeds $1,255,537;
               collateralized by $590,292 U.S.
               Treasury Bill 0.00% due 11/06/97
               valued at $579,714; $450,000
               U.S. Treasury Bond 14.25% due
               02/15/02 valued at $613,484; and
               $85,913 U.S. Treasury Note 5.25%
               due 07/31/98 valued at $87,245)
               (Identified Cost $1,255,336)....  $       1,255,336
                                                 -----------------

             TOTAL SHORT-TERM INVESTMENTS
             (IDENTIFIED COST $28,255,336).....         28,255,336
                                                 -----------------

TOTAL INVESTMENTS
(IDENTIFIED COST
$873,166,569) (B)..........       99.3%  1,359,391,561

OTHER ASSETS IN EXCESS OF
LIABILITIES................        0.7      10,345,807
                                 -----   -------------

NET ASSETS.................      100.0%  $1,369,737,368
                                 -----   -------------
                                 -----   -------------

---------------------
ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $500,418,172 and the aggregate gross unrealized depreciation is $14,193,180, resulting in net unrealized appreciation of $486,224,992.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997

ASSETS:
Investments in securities, at value
  (identified cost $873,166,569)............................  $1,359,391,561
Receivable for:
    Investments sold (Note 4)...............................      23,767,532
    Shares of beneficial interest sold......................       2,906,678
    Dividends...............................................       1,565,674
    Dividends from affiliate (Note 4).......................           9,240
Prepaid expenses and other assets...........................          36,375
                                                              --------------

     TOTAL ASSETS...........................................   1,387,677,060
                                                              --------------

LIABILITIES:
Payable for:
    Investments purchased...................................      15,378,599
    Plan of distribution fee................................         910,656
    Shares of beneficial interest repurchased...............         781,669
    Investment management fee...............................         529,659
Accrued expenses and other payables.........................         339,109
                                                              --------------

     TOTAL LIABILITIES......................................      17,939,692
                                                              --------------

NET ASSETS:
Paid-in-capital.............................................     854,878,463
Net unrealized appreciation.................................     486,224,992
Accumulated undistributed net investment income.............       3,226,288
Accumulated undistributed net realized gain.................      25,407,625
                                                              --------------

     NET ASSETS.............................................  $1,369,737,368
                                                              --------------
                                                              --------------

NET ASSET VALUE PER SHARE,
  41,557,562 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
  OF $.01 PAR VALUE)........................................
                                                                      $32.96
                                                              --------------
                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1997

NET INVESTMENT INCOME:

INCOME
Dividends (net of $62,293 foreign withholding tax)..........  $ 21,476,443
Dividends from affiliate (Note 4)...........................        34,320
Interest....................................................     1,557,331
                                                              ------------

     TOTAL INCOME...........................................    23,068,094
                                                              ------------

EXPENSES
Plan of distribution fee....................................     9,411,862
Investment management fee...................................     5,253,245
Transfer agent fees and expenses............................       973,501
S&P license fee.............................................       167,860
Registration fees...........................................       117,171
Shareholder reports and notices.............................        94,574
Custodian fees..............................................        70,277
Professional fees...........................................        58,367
Trustees' fees and expenses.................................        24,746
Other.......................................................        13,902
                                                              ------------

     TOTAL EXPENSES.........................................    16,185,505
                                                              ------------

     NET INVESTMENT INCOME..................................     6,882,589
                                                              ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................    29,310,632
Net change in unrealized appreciation.......................   223,988,603
                                                              ------------

     NET GAIN...............................................   253,299,235
                                                              ------------

NET INCREASE................................................  $260,181,824
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE YEAR
                                                              FOR THE YEAR      ENDED
                                                                  ENDED        JUNE 30,
                                                              JUNE 30, 1997      1996
-----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................  $   6,882,589  $  6,575,695
Net realized gain...........................................     29,310,632    22,043,253
Net change in unrealized appreciation.......................    223,988,603   110,384,142
                                                              -------------  ------------

     NET INCREASE...........................................    260,181,824   139,003,090
                                                              -------------  ------------

DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................     (6,849,389)   (8,195,588)
Net realized gain...........................................    (20,247,286)   (3,791,857)
                                                              -------------  ------------

     TOTAL..................................................    (27,096,675)  (11,987,445)
                                                              -------------  ------------
Net increase from transactions in shares of beneficial
  interest..................................................    175,057,823   192,491,722
                                                              -------------  ------------

     NET INCREASE...........................................    408,142,972   319,507,367

NET ASSETS:
Beginning of period.........................................    961,594,396   642,087,029
                                                              -------------  ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $3,226,288 AND $3,193,088, RESPECTIVELY)................  $1,369,737,368 $961,594,396
                                                              -------------  ------------
                                                              -------------  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Value-Added Market Series -- Equity Portfolio (the "Fund") is registered under the Investment Company Act of 1940, amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are included in the Standard & Poor's 500 Composite Stock Price Index. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997, CONTINUED

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.45% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; and 0.425% to the portion of daily net assets exceeding $1 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997, CONTINUED

and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed distribution expenses.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, total $61,114,557 at June 30, 1997.

The Distributor has informed the Fund that for the year ended June 30, 1997, it received approximately $1,243,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended June 30, 1997 aggregated $260,623,188 and $115,034,846, respectively. Included in the aforementioned are sales of U.S. Government securities of $172,067.

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1997, CONTINUED

Also included in the aforementioned are purchases and sales of common stock of Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD"), an affiliate of the Investment Manager, of $211,370 and $3,232,366, respectively, as well as a realized gain of $1,188,264.

At June 30, 1997, the Fund's receivable for investments sold included unsettled trades of MSDWD of $1,651,608.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 1997, the Fund had transfer agent fees and expenses payable of approximately $92,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 1997, included in Trustees' fees and expenses in the Statement of Operations, amounted to $9,143. At June 30, 1997, the Fund had an accrued pension liability of $83,488 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                          JUNE 30, 1997                 JUNE 30, 1996
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................   13,005,357   $  378,425,492    12,467,241   $314,913,953
Reinvestment of dividends and distributions......................      865,747       24,803,673       435,932     10,776,245
                                                                   -----------   --------------   -----------   ------------
                                                                    13,871,104      403,229,165    12,903,173    325,690,198
Repurchased......................................................   (7,810,681)    (228,171,342)   (5,249,483)  (133,198,476)
                                                                   -----------   --------------   -----------   ------------
Net increase.....................................................    6,060,423   $  175,057,823     7,653,690   $192,491,722
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

6. FEDERAL INCOME TAX STATUS

As of June 30, 1997, the Fund had temporary book/tax differences which were primarily attributable to capital loss deferrals on wash sales.

7. SUBSEQUENT EVENT

On June 30, 1997, the Fund's Board of Trustees approved a proposal to adopt a multiple class share structure. Through this arrangement, the Fund will offer four classes of shares with various sales charges, ongoing fees and other features. This conversion occurred on July 28, 1997.

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                               FOR THE PERIOD
                                                  FOR THE YEAR ENDED JUNE 30                                  DECEMBER 1, 1987*
                   ----------------------------------------------------------------------------------------        THROUGH
                     1997      1996      1995      1994      1993      1992      1991      1990      1989       JUNE 30, 1988
-------------------------------------------------------------------------------------------------------------------------------

PER SHARE
OPERATING PERFORMANCE:

Net asset value,
 beginning of
 period........... $  27.09  $  23.06  $  19.23  $  19.17  $  16.29  $  14.73  $  14.21  $  13.86  $  12.47        $ 10.00
                   --------  --------  --------  --------  --------  --------  --------  --------  --------         ------

Net investment
 income...........     0.17      0.18      0.19      0.14      0.14      0.17      0.20      0.23      0.24           0.12

Net realized and
 unrealized gain..     6.41      4.23      3.88      0.30      2.86      1.57      0.59      0.62      1.56           2.43
                   --------  --------  --------  --------  --------  --------  --------  --------  --------         ------

Total from
 investment
 operations.......     6.58      4.41      4.07      0.44      3.00      1.74      0.79      0.85      1.80           2.55
                   --------  --------  --------  --------  --------  --------  --------  --------  --------         ------

Less dividends and
 distributions
 from:
   Net investment
   income.........    (0.18)    (0.26)    (0.09)    (0.09)    (0.12)    (0.18)    (0.21)    (0.24)    (0.24)         (0.08)
   Net realized
   gain...........    (0.53)    (0.12)    (0.15)    (0.29)    --        --        (0.06)    (0.26)    (0.17)       --
                   --------  --------  --------  --------  --------  --------  --------  --------  --------         ------

Total dividends
 and
 distributions....    (0.71)    (0.38)    (0.24)    (0.38)    (0.12)    (0.18)    (0.27)    (0.50)    (0.41)         (0.08)
                   --------  --------  --------  --------  --------  --------  --------  --------  --------         ------

Net asset value,
 end of period.... $  32.96  $  27.09  $  23.06  $  19.23  $  19.17  $  16.29  $  14.73  $  14.21  $  13.86        $ 12.47
                   --------  --------  --------  --------  --------  --------  --------  --------  --------         ------
                   --------  --------  --------  --------  --------  --------  --------  --------  --------         ------

TOTAL INVESTMENT
RETURN+...........    24.71%    19.27%    21.41%     2.26%    18.50%    11.83%     5.82%     6.17%    16.87%         25.56%(1)

RATIOS TO
AVERAGE NET
ASSETS:
Expenses..........     1.45%     1.51%     1.64%     1.68%     1.71%     1.80%     1.80%     1.80%     1.90%          1.60%(2)(3)

Net investment
 income...........     0.62%     0.81%     1.01%     0.86%     0.86%     1.10%     1.40%     1.90%     2.30%          1.90%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of
 period, in
 millions.........   $1,370      $962      $642      $456      $311      $193      $139      $148       $78                 $37

Portfolio turnover
 rate.............       11%       10%       11%       19%        6%        9%       20%       10%       10%            12%(1)

Average commission
 rate paid........  $0.0304   $0.0302     --        --        --        --        --        --        --             --

---------------------
 *   Commencement of operations.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all expenses that were reimbursed or waived by the Investment Manager, the above annualized expense and net investment income ratios would have been 2.30% and 1.20%, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Value-Added Market Series -- Equity Portfolio (the "Fund") at June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the nine years in the period then ended and for the period December 1, 1987 (commencement of operations) through June 30, 1988, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK
JULY 18, 1997

                      1997 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended June 30, 1997, the Fund paid to shareholders $0.40 per share from long-term capital gains. For such period, 100% of the ordinary dividends qualified for the dividends received deduction available to corporations.